Organization and Principal Activities - Schedule of Company’s Subsidiaries (Details)	12 Months Ended
Dec. 31, 2025
NewGenivf Limited [Member]
Schedule of Company's subsidiaries [Line Items]
Background	● A Cayman Islands company ● Incorporated on 16 January, 2019
Ownership %	100.00%
Principal activity	Investment holding
FFPGS (HK) Limited [Member]
Schedule of Company's subsidiaries [Line Items]
Background	● A Hong Kong company ● Incorporated on December 19, 2019
Ownership %	100.00%
Principal activity	Marketing and administrative services
Well Image Limited [Member]
Schedule of Company's subsidiaries [Line Items]
Background	● A Hong Kong company ● Incorporated on July 11, 2008
Ownership %	100.00%
Principal activity	Investment holding
Med Holdings Limited (“Med Holdings”) (Note) [Member]
Schedule of Company's subsidiaries [Line Items]
Background	● A Thailand company ● Incorporated on January 21, 2015
Ownership %	49.00% [1]
Principal activity	Investment holding
First Fertility PGS Center Limited (“FFC”) (Note) [Member]
Schedule of Company's subsidiaries [Line Items]
Background	● A Thailand company ● Incorporated on March 6, 2014
Ownership %	74.00%
Principal activity	Provision of IVF treatment
First Fertility Phnom Penh Limited (“FFPP”) [Member]
Schedule of Company's subsidiaries [Line Items]
Background	● A Cambodia company ● Incorporated on August 10, 2015
Ownership %	100.00%
Principal activity	Provision of IVF treatment
Bi Clinic Ltd (“FFBi”) [Member]
Schedule of Company's subsidiaries [Line Items]
Background	● A Kyrgyzstan company ● Incorporated on December 16, 2021 ● Acquired on December 17, 2024
Ownership %	100.00%
Principal activity	Provision of IVF treatment, surrogacy and ancillary caring services
MicroSort Lab Services LLC [Member]
Schedule of Company's subsidiaries [Line Items]
Background	● A US company ● Incorporated on June 16, 2025
Ownership %	100.00%
Principal activity	Specialized applications, in provision of IVF treatment
NewGenDigital Limited [Member]
Schedule of Company's subsidiaries [Line Items]
Background	● A BVI company ● Incorporated on January 21, 2025
Ownership %	100.00%
Principal activity	Investment Holding
NewGenProperty Limited [Member]
Schedule of Company's subsidiaries [Line Items]
Background	● A BVI company ● Incorporated on September 18, 2025
Ownership %	100.00%
Principal activity	Investment Holding
HyFi Innovations Limited [Member]
Schedule of Company's subsidiaries [Line Items]
Background	● A Hong Kong company ● Incorporated on October 20, 2025
Ownership %	100.00%
Principal activity	Tokenization Service
NewGenBiz Limited [Member]
Schedule of Company's subsidiaries [Line Items]
Background	● A BVI company ● Incorporated on January 13, 2026
Ownership %	100.00%
Principal activity	Investment Holding
NewGenOman Limited [Member]
Schedule of Company's subsidiaries [Line Items]
Background	● A BVI company ● Incorporated on February 2, 2026
Ownership %	100.00%
Principal activity	Investment Holding
Alfred Siu Charitable Foundation Limited [Member]
Schedule of Company's subsidiaries [Line Items]
Background	● A Hong Kong Foundation ● Incorporated on February 27, 2026
Ownership %	100.00%
Principal activity	Charitable activities
深圳前海豐泰仁匯健康科技有限公司 (Shenzhen Qianhai Fengtai Renhui Health Technology Co., Ltd.) [Member]
Schedule of Company's subsidiaries [Line Items]
Background	● A PRC China company ● Disposed on July 29, 2025
Ownership %	100.00%
Principal activity	Marketing services

[1]	Where less than 50% of the equity of an investee is held, the Company (through its subsidiaries) holds significantly more voting rights than any other vote holder or organized company of vote holders. An assessment has been made, taking into account all the factors relevant to the relationship with the investee, to ascertain control has been established and the investee should be consolidated as a subsidiary of the Company.